UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number    811-10479
                                             -------------------------

                         UBS Event & Equity Fund L.L.C.
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                                    UBS EVENT & EQUITY FUND, LLC
                                                SCHEDULE OF INVESTMENTS IN FUNDS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2005

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

                                                                        REALIZED &                           % OF
                                                                      UNREALIZED GAIN                       MEMBERS'
FUND NAME                                                COST         FROM INVESTMENT      FAIR VALUE       CAPITAL       LIQUIDITY
--------------------------------------------------   ------------     ---------------     ------------      --------      ---------

Aspen Partners, L.P. Series A                        $ 21,000,000      $(1,153,480)       $ 24,678,340         6.77%      Annual
Atticus Alpha Fund, Ltd.                               15,000,000         (333,486)         15,782,628         4.33       Quarterly
Canyon Value Realization Fund, L.P.                    13,500,000          273,999          17,772,506         4.87       Annual
Epsilon Global Active Value Fund II-B, L.P.            24,000,000          202,215          26,675,815         7.32       Quarterly
Grace Convertible Arbitrage, L.P.                       9,500,000         (439,832)          9,526,704         2.61       Quarterly
Gracie Capital LP                                       6,000,000           80,372           9,404,438         2.58       Annual
Harbert Distressed Investment Fund, L.P.               14,000,000          283,359          19,742,825         5.42       Quarterly
Imperium Market Neutral Fund, (QP) LP                  19,500,000       (1,219,664)         19,693,477         5.40       Quarterly
Kamunting Street, L.P.                                 12,500,000         (258,107)         12,559,564         3.44       Quarterly
LaGrange Capital Partners, L.P.                        10,000,000          250,090          10,250,090         2.81       Annual
Marathon Global Convertible Fund, L.P. (Class C)        7,000,000         (260,193)          7,237,502         1.99       Quarterly
Nisswa Fund, L.P.                                       5,139,000         (177,260)          4,173,759         1.14       Quarterly
North Run (QP), L.P.                                    9,000,000          (88,135)          9,859,583         2.70       Quarterly
OTA Multi-Strategy Fund, L.P.                          13,000,000         (343,861)         12,795,139         3.51       Monthly
OZ Domestic Partners, L.P.                             22,500,000          662,721          28,079,851         7.70       Annual
Para Partners, L.P.                                    18,000,000          (85,734)         20,556,908         5.64       Quarterly
Polygon Global Opportunities Fund, L.P.                 7,000,000          170,624           8,269,816         2.27       Quarterly
Scottwood Partners, L.P.                                6,000,000           86,414           8,490,808         2.33       Quarterly
Seneca Capital, L.P.                                   15,500,000          365,105          20,530,582         5.63       Annual
Stadia Capital Partners (QP), L.P.                     16,300,000           (7,622)         19,152,058         5.25       Quarterly
Trilogy Financial Partners, L.P.                       15,000,000          151,798          17,449,824         4.79       Quarterly
Waterstone Market Neutral Fund, L.P.                    6,000,000         (182,044)          5,867,566         1.61       Quarterly
Wesley Capital QP, L.P.                                15,500,000         (103,472)         16,884,446         4.63       Quarterly
Whitney New Japan Partners, LP                          8,000,000          279,818          12,634,870         3.47       Quarterly
Redeemed Investment Funds                                      --              768                  --           --
                                                     ------------      -----------        ------------       ------
TOTAL                                                $308,939,000      $(1,845,607)       $358,069,099        98.21
                                                     ------------      -----------        ------------


OTHER ASSETS, LESS LIABILITIES                                                               6,524,695         1.79
                                                                                          ------------       ------

MEMBERS' CAPITAL                                                                          $364,593,794        100.00%
                                                                                          ============        ======

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    UBS Event & Equity Fund L.L.C.
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ Richard Sipes
                         ----------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date            May 16, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         ----------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date            May 16, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ----------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date            May 16, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.